Sales - geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	$ (12,974)	$ (11,749)	$ (12,832)
Revenue from sale of goods	863,470	637,619	821,930
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	4,199,448	2,538,593	2,896,894
Sociedad Minera Cerro Verde S.A.A. [Member] | Asia [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	3,223,191	2,096,084	2,374,350
Sociedad Minera Cerro Verde S.A.A. [Member] | North America [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	429,330	120,865	265,599
Sociedad Minera Cerro Verde S.A.A. [Member] | South America primarily Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	232,502	106,489	168,077
Sociedad Minera Cerro Verde S.A.A. [Member] | Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	314,425	207,954	77,716
Sociedad Minera Cerro Verde S.A.A. [Member] | Central America
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	$ 0	$ 7,201	$ 11,152